Shortterm bank loans (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-term Bank Loans and Notes Payable	$ 3,636,591	$ 4,719,552
Loan payable to Bank of China Lishui Branch | Loan payable One [Member]
Short-term Bank Loans and Notes Payable	2,331,591	2,679,852
Loan payable to SPD bank | Loan payable Two [Member]
Short-term Bank Loans and Notes Payable	$ 1,305,000	$ 2,039,700